                                                     Exhibit (y)

               MONTHLY CERTIFICATEHOLDERS' STATEMENT
                   DISCOVER CARD MASTER TRUST I
                  Series 2006-3 Monthly Statement

               Class A Certificate CUSIP # 254695AA7
               Class B Certificate CUSIP # 254695AB5

Distribution Date: February 15, 2007           Month Ending: January 31, 2007

Pursuant to the Series Supplement dated as of October 3, 2006, as amended, (the 'Series Supplement') relating to the Amended and Restated Pooling and Servicing Agreement dated as of November 3, 2004, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.1 to the Trust's Current Report on Form 8-K filed on October 29, 2004, and the Series
Supplement was filed by the Trust as Exhibit 4.4 to the Trust's Current Report on Form 8-K filed on October 3, 2006 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.


1. Payments to investors in Series 2006-3 on this Distribution Date (per $1000 of Class Initial Investor Interest)

   Series 2006-3                       Total         Interest       Principal

  Class A 30 days at  5.3500000% $4.458333340     $4.458333340      $0.000000000

  Class B 30 days at  5.4600000% $4.550000000     $4.550000000      $0.000000000



  Interest Accrual Period:  from and including January 16, 2007 to but excluding
  February 15, 2007


  LIBOR Determination Date: January 11, 2007




2. Principal Receivables          Beginning               Ending
   for January, 2007              Principal Balances      Principal Balances
   (a)	Aggregate Investor Interest      $24,684,727,000.00    $24,684,727,000.00

        Seller Interest                  $9,761,324,929.24    $11,528,975,578.78

        Total Master Trust              $34,446,051,929.24    $36,213,702,578.78

   (b)	Group One Investor Interest      $24,684,727,000.00    $24,684,727,000.00

   (c)   Group One Investor Interest for
        Interchange Series              $13,872,112,000.00    $13,872,112,000.00

   (d)   Series 2006-3 Investor            $526,316,000.00       $526,316,000.00
   Interest



   (e)  Class A Investor Interest
                                           $500,000,000.00       $500,000,000.00


        Class B Investor Interest
                                            $26,316,000.00        $26,316,000.00


   (f)	Total Master Trust # of Accounts         32,971,762            34,813,413

   (g)	Minimum Principal Receivables Balance at the
        end of the month          (1)                         $26,542,717,204.30

   (h)	Amount by which Master Trust Principal Receivables
        exceed the Minimum Principal Receivables Balance
        at the end of the month                                $9,670,985,374.48
                                        1

3. Allocation of Receivables and other amounts collected during January, 2007



                              Finance Charge       Principal
                                Collections       Collections      Interchange
(a)  Allocation between Investors and Seller:

Aggregate Investor Allocation  $341,319,212.98 $5,289,961,988.46  $34,868,490.28

Seller Allocation              $134,970,503.57 $2,091,850,697.01  $51,713,759.59

(b) Group One Allocation       $341,319,212.98 $5,289,961,988.46  $34,868,490.28

(c) Series 2006-3 Allocation     $7,277,230.59   $112,786,716.02   $1,322,890.20



(d)  Class A Allocation          $6,913,345.24   $107,147,011.13   $1,256,741.36



     Class B Allocation            $363,885.35     $5,639,704.89      $66,148.84



(e) Group One Portfolio Yield
   (FCC yield excludes
   principal recoveries, see
   Item 17(b))
                                        15.64%               N/A             N/A


(f) Series 2006-3 Portfolio Yield
   (FCC yield excludes
   principal recoveries, see
   Item 17(b))
                                        15.64%               N/A           3.02%


                                                                January, 2007

(g)   Principal Collections as a monthly percentage of Master
      Trust Receivables at the beginning of January, 2007                 21.16%

(h)	Finance Charge Collections as a monthly percentage of Master
      Trust Receivables at the beginning of January, 2007                  1.37%

(i)	Total Collections as a monthly percentage of Master
      Trust Receivables at the beginning of January, 2007                 22.52%

(j)	Interchange as a monthly percentage of Master
      Trust Receivables at the beginning of January, 2007                  0.25%

(k)	Total Collections and Interchange as a monthly
      percentage of Master Trust Receivables at the
      beginning of January, 2007                                          22.77%

(l)	Trust Collections deposited for the month                (2)

                                    Prior Month              January, 2007
                                    $552,584,199.06          $551,303,763.80

4. Information Concerning the Series Principal Funding Account ("SPFA")

                            Deposits into  Deficit Amount
                            the SPFA on this  on this       Ending
              Beginning     Distribution    Distribution     SPFA     Investment
             SPFA Balance        Date           Date       Balance      Income

Series 2006-3   $0.00                    $0.00      $0.00       $0.00      $0.00


5. Information Concerning Amount of Controlled Liquidation Payments

                           Amount Paid on   Deficit Amount on   Total Payments
                                this              this           through this
                         Distribution Date  Distribution Date  Distribution Date
Series 2006-3                  $0.00              $0.00              $0.00

                                            2

6. Information Concerning the Series Interest Funding Account ("SIFA")

                                                   Deposits into
                                                    the SIFA on
                                                       this            Ending
                         Beginning     Interest    Distribution         SIFA
                         SIFA Balance  Shortfall        Date          Balance
   Series 2006-3             $0.00       $0.00   $2,348,904.47             $0.00


7. Pool Factors for January, 2007
   Class A                                                            1.00000000

   Class B                                                            1.00000000


8. Investor Charged-Off Amount
                                                            Cumulative  Investor
                                             January, 2007  Charged-Off Amount

   (a) Group One                            $99,774,111.36                 $0.00

   (b) Series 2006-3                         $2,127,273.20                 $0.00

   (c) Class A                               $2,020,902.58                 $0.00

       Class B                                 $106,370.62                 $0.00

   (d) As an annualized percentage of
       Principal Receivables at the
       beginning of January, 2007                    4.85%                   N/A


9. Investor Losses for January, 2007

                                                          Per $1,000 of Initial
                                               Total    Series Investor Interest
   (a) Group One                                $0.00                      $0.00

   (b) Series 2006-3                            $0.00                      $0.00

   (c) Class A                                  $0.00                      $0.00

       Class B                                  $0.00                      $0.00

10. Reimbursement of Investor Losses for January, 2007

                                                         Per $1,000 of Initial
                                                Total  Series Investor Interest
   (a) Group One                                $0.00                      $0.00

   (b) Series 2006-3                            $0.00                      $0.00

   (c) Class A                                  $0.00                      $0.00

       Class B                                  $0.00                      $0.00
                                        2

11. Aggregate Amount of Unreimbursed Investor Losses for January, 2007

                                                         Per $1,000 of Initial
                                               Total   Series Investor Interest
   (a) Group One                               $0.00                       $0.00

   (b) Series 2006-3                           $0.00                       $0.00

   (c) Class A                                 $0.00                       $0.00

       Class B                                 $0.00                       $0.00

12. Investor Monthly Servicing Fee payable to Discover Bank on this
Distribution Date

   (a) Group One                                                  $41,141,211.67

   (b) Series 2006-3                                                 $877,193.33

   (c) Class A                                                       $833,333.33

       Class B                                                        $43,860.00

13. Class A Available Subordinated Amount

                                 Prior                  Current
                                 Distribution Date      Distribution Date
   Series 2006-3, Class B

   (a) Total                          $65,789,500.00          $65,789,500.00

   (b) As a percentage of Class A

       Invested Amount                      13.1579%                13.1579%



14. Total Available Credit Enhancement Amounts
                                             Class B Balance    Class B Balance
                                                on Prior           on Current
                                               Distribution      Distribution
                                                   Date               Date
  (a) Maximum Amount                             $39,473,700.00   $39,473,700.00

  (b) Available Amount                           $39,473,700.00   $39,473,700.00

  (c) Amount of unreimbursed Drawings on
      Credit Enhancement                                                   $0.00

  (d) Credit Enhancement Fee payable to Discover
      Receivables Financing Corp. related to loan
      provided to fund Credit Enhancement                              $11,416.13

  (e) Credit Enhancement Fee paid to Discover
      Receivables Financing Corp. related to loan
      provided to fund Credit Enhancement                             $11,416.13


                                            4

15. Delinquency Summary
   Master Trust Receivables Outstanding at the end of
   January, 2007                                              $36,706,862,706.89

                                                             Perecentage
                         Number of       Delinquent          of Ending
                         Delinquent      Amount              Receivables
    	Payment Status     Accounts       Ending Balance       Outstanding

   	30-59 Days           77,100         $386,713,456.58        1.05%

   	60-89 Days           48,745          $275,920,257.39       0.75%

   	90-119 Days          38,210          $232,843,620.85       0.63%

   	120-149 Days         33,669          $214,912,440.43       0.59%

   	150-179 Days         29,191          $191,491,888.06       0.52%

   	180+ Days            0                        $0.00         0.00%

   	Total                226,915       $1,301,881,663.31       3.55%

                                                       (3)
16. Excess Spread applicable to this Distribution Date

                                                                  Annualized
                                                   Amount         Percentage
   (a) Group One (4)                              $87,808,597.06           4.27%

   (b) Group One three-month rolling              $84,431,273.67           4.10%
average


   (c) Interchange Subgroup  (5)                  $84,214,415.53           7.28%

   (d) Interchange Subgroup three-month           $89,100,510.40           7.71%
rolling average



   (e) Series 2006-3                 (6)
                                                  $3,235,333.66            7.38%

   (f) Series 2006-3 three-month rolling
average
                                                  $3,417,586.58            7.79%


17. Investor Principal Charge-Offs on this Distribution Date      (7)

                                                     Amount            Rate
   (a) Gross Charge-offs (rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of January, 2007)                  $99,774,111.36         4.85%


   (b) Recoveries(rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of January, 2007)                  $19,658,638.90         0.96%


   (c) Net Charge-offs (rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of January, 2007)                  $80,115,472.46         3.89%

                                              5
                              U.S. Bank National Association
                              as Trustee

                           BY:______________________________

                              Vice President
______________________________________

______________________________________
(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the highest of the Group
Excess Spread Percentage (Item 16(a)), the Interchange
Subgroup Excess Spread Percentage (Item 16(c)) and the

Series Excess Spread Percentage (Item 16(e)) in assessing the current performance of the Trust and the Receivables.
An amortization event occurs if the 3-month rolling average Group, Interchange Subgroup, and Series Excess
Spread are all less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses (as detailed in note 5 below) for series or subseries, if any, with negative Series Excess Spreads, except that any such funds consisting of Interchange will only be used to cover expenses for Interchange Series. Funds remaining after reallocation are distributed to Discover
Bank for general use in its regular course of business.


(4) Group Excess Spread is the sum of the Series Excess
Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage is equal to the Group Excess Spread, multiplied by twelve, divided by the Series Investor Interests at the beginning of the period for each series, including each subseries, in the Group.

(5) The Interchange Subgroup Excess Spread Percentage is the sum of (i) all amounts deposited into the Group Interchange Reallocation Account for all
Interchange Series and (ii) the Interchange Subgroup
Allocable Group Excess Spread (as such term is defined in the Series Supplement between Discover Bank and U.S. Bank National Association, as Trustee, for each series, including each subseries), multiplied by twelve, divided by the Series Investor Interest for all Interchange Series at the beginning of each period.

(6) Series Excess Spread for this Series is the difference between (a) the sum of Finance Charge Collections, Investment Income, and Series Interchange for any Class of this Series (see Item 3(c)), and (b) the sum of (i) the monthly interest for this Series (see "Deposits into the SIFA on this Distribution Date" in Item 6), (ii) the monthly servicing fee for this Series (see Item 12(b)),
(iii) the Investor Charged-Off Amount (see Item 8(b)), and (iv) the Credit Enhancement Fee (see Item 14(d)), in each case for this Distribution Date. For purposes of determining Group Excess Spread and the Interchange
Subgroup Shortfall Allocation Percentage, Series
Excess Spread is the amount calculated as described above minus (i) if the Series Excess Spread for such series is positive without giving effect to clause (i) of this sentence, the lesser of Series Interchange or the amount determined as the Series Excess Spread without giving effect to this sentence; provided that Series Excess Spread, for purposes of determining the
 Group Excess Spread and the Interchange Subgroup
Shortfall Allocation Percentage, shall not be reduced below zero as a result of this sentence. The Series
Excess Spread Percentage is equal to the Series
 Excess Spread, multiplied by twelve, divided by the Series Investor Interest for this Series at the beginning of the period.

(7) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

                     MASTER SERVICER'S CERTIFICATE STATEMENT

                          DISCOVER CARD MASTER TRUST I

                         Series 2006-3 Monthly Statement

                                   CREDIT CARD
                            PASS-THROUGH CERTIFICATES
 	The undersigned, a duly authorized representative of Discover Bank, as Master Servicer pursuant to the Amended and Restated Pooling & Servicing Agreement dated as of November 3, 2004, as amended (the 'Pooling & Servicing Agreement') and the Series Supplement, dated as of October 3, 2006, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I, Series 2006-3 Master Trust
 Certificates for the Distribution Date occurring on February 15, 2007:

 1. Discover Bank is Master Servicer under the Pooling and Servicing Agreement.

 2. The undersigned is a Servicing Officer of Discover Bank as
   Master Servicer.

 3. The aggregate amount of Collections processed during
   January, 2007 is equal to                                   $7,858,102,402.02

4. The aggregate amount of Class A Principal Collections
   processed during January, 2007 is equal to                    $107,147,011.13


5. The aggregate amount of Class A Finance Charge Collections
   processed during January, 2007 is equal to                      $6,913,345.24

6. The aggregate amount of Class A Interchange processed
   during January, 2007 is equal to                                $1,256,741.36


7. The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series
   Supplement:

   (a) with respect to the Class A Required Amount Shortfall
       is equal to                                                         $0.00

   (b) with respect to the Class A Cumulative Investor
       Charged-Off Amount is equal to                                      $0.00

   (c) with respect to the Class A Investor Interest is equal to           $0.00

8. The sum of all amounts payable to the Class A Certificateholders
   on the current Distribution Date is equal to                    $2,229,166.67


                                   1

9. The aggregate amount of Class B Principal Collections
   processed during January, 2007 is equal to                      $5,639,704.89


10.The aggregate amount of Class B Finance Charge Collections
   processed during January, 2007 is equal to                        $363,885.35

11.The aggregate amount of Class B Interchange processed
   during January, 2007 is equal to                                   $66,148.84


12.The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series
   Supplement:

   (a) with respect to the Class B Required Amount Shortfall
       is equal to                                                         $0.00

   (b) with respect to the Class B Cumulative Investor
       Charged-Off Amount is equal to                                      $0.00

   (c) with respect to the Class B Investor Interest is equal to           $0.00

13.The sum of all amounts payable to the Class B Certificateholders
   on the current Distribution Date is equal to                      $119,737.80






14. Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.


   IN WITNESS WHEREOF, the undersigned has duly executed and delivered certificate this 15th day of February, 2007.


 Series 2006-3                      DISCOVER BANK
                                    as Master Servicer


                                    By: /S/ Michael F. Rickert
                                    ___________________________________
                                    Vice President, Chief
                                    Financial Officer and
                                    Treasurer


                                   2